Significant Accounting Policies - Summary of Fund's Investments at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Sep. 30, 2017
Investment Holdings [Line Items]
Fund's investments at fair value	$ 16,666	$ 14,406
SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	16,666	14,406
Investment in Gold [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	16,666	14,406
Investment in Gold [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	16,666	14,406
Fair Value, Inputs, Level 1 [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	16,666	14,406
Fair Value, Inputs, Level 1 [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	16,666	14,406
Fair Value, Inputs, Level 1 [Member] | Investment in Gold [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	16,666	14,406
Fair Value, Inputs, Level 1 [Member] | Investment in Gold [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	$ 16,666	14,406
Fair Value, Inputs, Level 1 [Member] | Gold Delivery Agreement [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 1 [Member] | Gold Delivery Agreement [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 2 [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 2 [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 2 [Member] | Investment in Gold [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 2 [Member] | Investment in Gold [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 2 [Member] | Gold Delivery Agreement [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 2 [Member] | Gold Delivery Agreement [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 3 [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 3 [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 3 [Member] | Investment in Gold [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 3 [Member] | Investment in Gold [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 3 [Member] | Gold Delivery Agreement [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		0
Fair Value, Inputs, Level 3 [Member] | Gold Delivery Agreement [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value		$ 0